Investor Report
Mercedes-Benz Auto Lease Trust 2015-A
Collection Period Ended

Amounts in USD
30-Nov-2016
Dates
Interest Period of the Class A-1, A-2b Notes (from... to)
Collection Period (from... to)
23
15-Dec-2016
Payment Date
30-Nov-2016
1-Nov-2016
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2a, A-3 and A-4 Notes (from... to)
13-Dec-2016
Record Date
14-Dec-2016
30
30
15-Dec-2016
15-Nov-2016
15-Dec-2016
15-Nov-2016
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
Class A-1 Notes
0.000000
392,000,000.00
0.000000
0.00
0.00
0.00
Class A-2A Notes
0.000000
400,000,000.00
0.000000
0.00
0.00
0.00
Class A-2B Notes
0.000000
400,000,000.00
0.000000
0.00
0.00
92,691,735.89
Class A-3 Notes
132.750998
575,000,000.00
0.028452
76,331,824.08
16,359,911.81
247,770,000.00
Class A-4 Notes
0.000000
247,770,000.00
1.000000
0.00
247,770,000.00
340,461,735.89
Total Note Balance
2,014,770,000.00
76,331,824.08
264,129,911.81
Overcollateralization
397,651,278.90
397,639,748.30
Total Securitization Value
2,410,007,750.93
395,237,750.93
present value of lease payments
present value of Base Residual Value
738,113,014.79
661,769,660.11
572,118,640.36
1,555,806,566.22
854,201,184.71
106,122,380.38
89,651,019.75
631,990,634.41
Initial Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
395,237,750.93
16.40%
397,639,748.30
16.50%
17.50%
421,751,356.41
Target Overcollateralization Amount (until Class A-2 Notes are paid in full)
Target Overcollateralization Amount (after Class A-2 Notes are paid in full)
397,651,278.90
16.50%
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.240000%
0.000000
0.00
0.000000
0.00
Class A-2A Notes
0.780000%
0.000000
0.00
0.000000
0.00
Class A-2B Notes
0.858170%
0.000000
0.00
0.000000
0.00
Class A-3 Notes
1.100000%
0.147769
76,416,791.50
132.898768
84,967.42
Class A-4 Notes
1.210000%
1.008333
249,834.75
1.008333
249,834.75
$76,666,626.25
Total
334,802.17

Investor Report
Mercedes-Benz Auto Lease Trust 2015-A
Collection Period Ended

Amounts in USD
30-Nov-2016
Lease Payments Received
Net Sales Proceeds-early terminations (including Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Subtotal
Repurchase Payments
Advances made by the Servicer
Investment Earnings
Total Available Collections
Reserve Account Draw Amount
Total Available Funds
13,587,752.26
526,986.06
77,265,396.05
0.00
0.00
136,576.60
77,281,720.43
0.00
77,281,720.43
16,324.38
31,687,099.85
31,990,543.94
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
615,094.18
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distribution Amount
334,802.17
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distribution Amount
(7) Additional Servicing Fee and Transition Costs
0.00
76,331,824.08
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
0.00
Total Distribution
77,281,720.43
Distributions
Available Funds
Distribution Detail
Amount Paid
Shortfall
Amount Due
0.00
615,094.18
615,094.18
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
334,802.17
334,802.17
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
84,967.42
0.00
84,967.42
thereof on Class A-4 Notes
249,834.75
0.00
249,834.75
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
334,802.17
334,802.17
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
76,331,824.08
0.00
76,331,824.08
Principal Distribution Amount
76,331,824.08
76,331,824.08
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2015-A
Collection Period Ended

Amounts in USD
30-Nov-2016
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
6,025,019.38
0.00
0.00
6,025,019.38
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Exchange Note
Collection Account
15,080.39
1,243.99
1,243.99
1,243.99
16,324.38
6,025,019.38
Notice to Investors

Investor Report
Mercedes-Benz Auto Lease Trust 2015-A
Collection Period Ended

Amounts in USD
30-Nov-2016
Pool Statistics
Securitization Value end of Collection Period
738,113,014.79
Securitization Value beginning of Collection Period
Number of Leases
Amount
Pool Data
27.46%
Pool Factor
Gross Losses
Terminations- Scheduled
Terminations- Early
Principal portion of lease payments
57,690
Cutoff Date Securitization Value
Repurchase Payment (excluding interest)
661,769,660.11
7,949,546.29
0.00
28,335,038.80
27,912,478.73
12,146,290.86
2,410,007,750.93
21,494
19,411
93.86%
1,762,832,979.55
593,964,107.11
6.80%
6.81%
7.20
31.28
Cumulative Turn-in Ratio
Aggregate Base Residual Value
10.77
23.64
Current
As of Cutoff Date
Weighted Average Seasoning (months)
Weighted Average Remaining Term (months)
Weighted Average Securitization Rate
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
0.57%
58.54%
Delinquency Profile
Delinquency Profile *
0.05%
332,335.44
91-120 Days Delinquent
19,308
71
21
2,406,964.13
658,225,469.57
804,890.97
100.00%
19,411
661,769,660.11
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Total
Percentage
Number of Leases
Amount **
99.46%
Current
0.12%
0.36%
31-60 Days Delinquent
61-90 Days Delinquent
11

Investor Report
Mercedes-Benz Auto Lease Trust 2015-A
Collection Period Ended

Amounts in USD
30-Nov-2016
Loss Statistics
Current
Credit Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Recoveries
Liquidation Proceeds
Securitization Value of Defaulted Leases, Beg of Collection Period
1,504,808.16
42
285,628.23
976,264.35
Principal Net Credit Loss / (Gain)
242,915.58
30,900,102.34
2,052,210.95
858
22,481,751.57
6,366,139.82
Net Credit Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
0.416%
0.138%
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization Value
Average Net Credit Loss / (Gain)
2,391.85
0.085%
0.092%
0.216%
(0.172%)
Current
Residual Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Sales Proceeds and Other Payments Received
Securitization Value of Liquidated Leases, Beg of Collection Period
Residual Loss / (Gain)
62,692,255.66
2,041
1,171,822,093.20
37,414
59,673,509.97
1,163,807,705.87
3,018,745.69
8,014,387.33
Residual Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
5.175%
4.197%
Average Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization Value
0.333%
214.21
4.601%
3.056%
3.956%